GENERAL (Details) - TAT-Engineering Subsidiary [Member]	Dec. 31, 2017	Nov. 25, 2015
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	51.00%
TAT-Engineering Parent [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage		49.00%